Investments	12 Months Ended
Dec. 31, 2021
Investments accounted for using equity method [abstract]
Investments

13. Investments

The table below presents the amount reconciliation of share of profit (loss) of subsidiaries, joint ventures and associates:

	Note	2021	2020	2019
			Re-presented (i)	Re-presented (i)
Joint ventures	13.b	(18,068)	(45,812)	(14,463)
Associates	13.c	434	1,781	1,754
		(17,634)	(44,031)	(12,709)

(i) See Note 3.c.3.

a. Joint ventures

The Company holds an interest in Refinaria de Petróleo Riograndense S.A. (“RPR”), which is primarily engaged in oil refining.

The subsidiary Ultracargo Logística holds an interest in União Vopak – Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage in the port of Paranaguá.

The subsidiary IPP held an interest in ConectCar, which is primarily engaged in automatic payment of tolls and parking in the States of Bahia, Ceará, Espírito Santo, Goiás, Mato Grosso, Mato Grosso do Sul, Minas Gerais, Paraná, Pernambuco, Rio de Janeiro, Rio Grande do Sul, Santa Catarina, São Paulo and Distrito Federal. On June 25, 2021, the sale of ConectCar, completed on October 1, 2021. For further details see item 13.b.1.

The subsidiary IPP participates in the port concession BEL02A at the port of Miramar, in Belém (PA), through Latitude Logística Portuária S.A. (“Latitude”); for the port of Vitória (ES), participates through Navegantes Logística Portuária S.A. (“Navegantes”); in Cabedelo (PB), has participation in the Nordeste Logística I S.A. ("Nordeste Logística I"), Nordeste Logística II S.A. ("Nordeste Logística II") and Nordeste Logística III S.A. ("Nordeste Logística III”) (see Note 34.c).

These investments of joint ventures are accounted for under the equity method of accounting based on their financial statements as of December 31, 2021.

Balances and changes in joint ventures are as follows:

	União Vopak	RPR	ConectCar	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III	Total
Balance as of December 31, 2018	7,446	20,118	74,390	-	-	-	-	-	101,954
Capital increase	-	-	35,000	10,351	23,581	1,930	4,183	4,079	79,124
Other reserves	-	(7,771)	-	-	-	-	-	-	(7,771)
Dividends	(1,474)	(4,295)	-	-	-	-	-	-	(5,769)
Share of profit (loss) of joint ventures	1,370	10,740	(26,572)	-	-	-	-	-	(14,462)
Balance as of December 31, 2019	7,342	18,792	82,818	10,351	23,581	1,930	4,183	4,079	153,076
Capital increase	-	-	20,000	-	-	303	3,894	5,006	29,203
Capital decrease (i)	-	-	-	-	(363)	-	-	-	(363)
Other reserves	-	1,065	-	-	-	-	-	-	1,065
Proposed dividends	-	(165)	-	-	-	-	-	-	(165)
Share of profit (loss) of joint ventures	392	(21,788)	(21,638)	-	(1,594)	(1,409)	(401)	626	(45,812)
Transfer to provision for liabilities	-	2,096	-	-	-	-	-	-	2,096
Balance as of December 31, 2020	7,734	-	81,180	10,351	21,624	824	7,676	9,711	139,100
Capital increase	-	-	15,000	5,001	3,697	-	6,399	600	30,697
Capital decrease (i)	-	-	-	(5,001)	-	-	-	-	(5,001)
Other reserves	-	99	-	-	-	-	-	-	99
Actuarial gain of post-employment benefits	-	5,723	-	-	-	-	-	-	5,723
Shareholder transaction – changes of investments	-	-	-	(966)	-	-	-	-	(966)
Share of profit (loss) of joint ventures	602	822	(18,081)	593	(3,032)	1,592	(819)	255	(18,068)
Disposition of investment (see Note	-	-	(78,099)	-	-	-	-	-	(78,099)
Transfer from provision for liabilities	-	(2,096)	-	-	-	-	-	-	(2,096)
Balance as of December 31, 2021	8,336	4,548	-	9,978	22,289	2,416	13,256	10,566	71,389

(i) Refers to reimbursement of expenses that preceded the port area auctions and that were apportioned among the other members of the consortium.

Provision to (from) short-term liabilities
RPR
Balance as of December 31, 2019	-
Transfer to provision for liabilities	2,096
Balance as of December 31, 2020	2,096
Transfer from provision for liabilities	(2,096)
Balance as of December 31, 2021	-

The table below presents the statements of financial position and statements of profit or loss of joint ventures:

	12/31/2021
	União Vopak	RPR	ConectCar (i)	Latitude Logística	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	10,068	273,029	171,894	18,798	5,393	52,022	36,958	17,458
Non-current assets	9,696	179,652	177,217	50,215	167,170	18,346	17,279	49,439
Current liabilities	2,824	354,001	174,030	9,151	256	46,615	1,418	13,960
Non-current liabilities	268	84,980	18,883	39,906	105,440	16,504	13,052	21,239
Equity	16,672	13,700	156,198	19,956	66,867	7,249	39,767	31,698
Net revenue from sales and services	17,660	2,092,786	60,436	5,895	-	11,625	2,016	7,561
Costs, operating expenses and income	(16,144)	(2,105,544)	(97,095)	(2,591)	(1,579)	(3,260)	(3,980)	(5,030)
Net finance income and income and social contribution taxes	(312)	15,235	497	(2,118)	(7,517)	(3,589)	(494)	(1,765)
Net income (loss)	1,204	2,477	(36,162)	1,186	(9,096)	4,776	(2,458)	766
Number of shares or units held	29,995	5,078,888	263,768,000	4,383,881	22,298,195	681,637	3,933,265	4,871,241
% of capital held	50	33	50	50	33	33	33	33

The percentages in the table above are rounded.

(i) The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021, for further details see note 13.a.1.

	12/31/2020
	União Vopak	RPR	ConectCar	Navegantes Logística	Nordeste Logística I	Nordeste Logística II	Nordeste Logística III
Current assets	8,510	291,720	161,371	24,691	972	18,531	21,513
Non-current assets	9,796	171,270	169,843	166,389	6,021	18,005	30,503
Current liabilities	2,698	363,388	168,854	8	4	5	6
Non-current liabilities	140	105,912	-	126,201	4,516	13,504	22,877
Equity	15,468	(6,310)	162,360	64,871	2,473	23,027	29,133
Net revenue from sales and services	15,666	1,455,668	91,096	-	-	-	-
Costs, operating expenses and income	(14,408)	(1,531,652)	(134,961)	(3,480)	(4,225)	(1,203)	1,878
Net finance income and income and social contribution taxes	(474)	10,361	589	(1,301)	-	-	-
Net income (loss)	784	(65,623)	(43,276)	(4,781)	(4,226)	(1,203)	1,878
Number of shares or units held	29,995	5,078,888	248,768,000	22,298,195	681,637	3,933,265	4,871,241
% of capital held	50	33	50	33	33	33	33

	12/31/2019
	União Vopak	RPR	ConectCar
Net revenue from sales and services	15,400	2,156,432	80,387
Costs, operating expenses and income	(12,083)	(2,130,323)	(136,764)
Net finance income and income and social contribution taxes	(577)	6,237	3,234
Net income (loss)	2,740	32,346	(53,143)
Number of shares or units held	29,995	5,078,888	228,768,000
% of capital held	50	33	50

 The percentages in the table above are rounded.

a.1 ConectCar share purchase and sale agreement

The Company concluded the process of selling its interest in ConectCar started on June 25, 2021. On September 30, 2021, ConectCar was controlled by IPP and by Redecard S.A., belonging to Itaú Unibanco Holding S.A., both with equal interests of 50%.

On October 1, 2021, the Company announced the conclusion of the sale of its interest in ConectCar through its subsidiary IPP to Porto Seguro S.A., through its subsidiary Portoseg SA – Credit, Financing and Investment. The sale value of the 50% interest in the subsidiary IPP after adjustments resulting from changes in working capital and net debt position, totaled R$ 158 million. The disposition of investment, totaled R$ 78 million. The gain from sale of Conectcar, totaled R$ 76 million.

b. Associates

Subsidiary IPP holds an interest in Transportadora Sulbrasileira de Gás S.A. (“TSB”), which is primarily engaged in natural gas transportation services.

Subsidiary Oxiteno S.A. holds an interest in Oxicap Indústria de Gases Ltda. (“Oxicap”), which is primarily engaged in the supply of nitrogen and oxygen for its shareholders in the Mauá petrochemical complex. Due to the sale of the subsidiary, the balances were reclassified to assets of subsidiaries held for sale at December 31, 2021, for further details see note 3.

The subsidiary Oxiteno S.A. holds an interest in Química da Bahia Indústria e Comércio S.A. (“Química da Bahia”), which is primarily engaged in manufacturing, marketing, and processing of chemicals. The operations of Química da Bahia are currently suspended. This interest is not part of the Oxiteno sale transaction.

Subsidiary Cia. Ultragaz holds an interest in Metalúrgica Plus S.A. (“Metalplus”), which is primarily engaged in the manufacture and trading of LPG containers. The operations of this associate are currently suspended.

Subsidiary Cia. Ultragaz holds an interest in Plenogás Distribuidora de Gás S.A. (“Plenogás”), which is primarily engaged in the marketing of LPG. The operations of this associate are currently suspended.

These investments are accounted for under the equity method of accounting based on the financial statements as of December 31, 2021.

Balances and changes in associates are as follows:

	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.	Total
Balance as of December 31, 2018	4,689	15,366	3,590	228	465	24,338
Dividends	(818)	-	-	-	(87)	(905)
Share of profit (loss) of associates	1,790	-	(36)	(90)	85	2,317
Share of profit (loss) of associates - discontinued operations	-	568	-	-	-	-
Balance as of December 31, 2019	5,661	15,934	3,554	138	463	25,750
Dividends	(2,357)	-	-	-	-	(2,357)
Share of profit (loss) of associates	1,846	-	(12)	(91)	38	1,781
Share of profit (loss) of associates - discontinued operations	-	414	-	-	-	414
Balance as of December 31, 2020	5,150	16,348	3,542	47	501	25,588
Capital decrease	(1,500)	-	-	-	-	(1,500)
Dividends	(998)	-	-	-	-	(998)
Share of profit (loss) of associates	552	-	(14)	(100)	(4)	434
Share of profit (loss) of associates - discontinued operations	-	48	-	-	-	48
Reclassification to assets held for sale	-	(16,396)	-	-	-	(16,396)
Balance as of December 31, 2021	3,204	-	3,528	(53)	497	7,176

The table below presents the statements of financial position and statements of profit or loss of associates:

	12/31/2021
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	7,685	90,156	14	47	568
Non-current assets	11,611	70,496	10,151	126	1,804
Current liabilities	5,875	44,408	-	28	158
Non-current liabilities	601	7,562	3,109	303	724
Equity	12,820	108,682	7,056	(158)	1,490
Net revenue from sales and services	15,126	69,611	-	-	-
Costs, operating expenses and income	(12,691)	(68,390)	(28)	(239)	18
Net finance income and income and social contribution taxes	(226)	(904)	-	(61)	(31)
Net income (loss)	2,209	317	(28)	(300)	(13)
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2020
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Current assets	10,570	65,136	47	58	352
Non-current assets	12,822	77,339	10,146	414	2,196
Current liabilities	2,189	26,116	-	28	154
Non-current liabilities	602	7,994	3,109	302	890
Equity	20,601	108,365	7,084	142	1,504
Net revenue from sales and services	14,295	58,677	-	-	-
Costs, operating expenses and income	(6,475)	(54,163)	(24)	(212)	396
Net finance income and income and social contribution taxes	(437)	(1,770)	-	(60)	(39)
Net income (loss)	7,383	2,744	(24)	(272)	357
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

	12/31/2019
	Transportadora Sulbrasileira de Gás S.A.	Oxicap Indústria de Gases Ltda.	Química da Bahia Indústria e Comércio S.A.	Metalúrgica Plus S.A.	Plenogás Distribuidora de Gás S.A.
Net revenue from sales and services	12,348	43,463	-	-	-
Costs, operating expenses and income	(4,815)	(36,791)	(84)	(213)	285
Net finance income and income and social contribution taxes	(157)	(2,483)	12	(57)	(29)
Net income (loss)	7,376	4,189	(72)	(270)	256
Number of shares or units held	20,124,996	1,987	1,493,120	3,000	1,384,308
% of capital held	25	15	50	33	33

The percentages in the table above are rounded.